FAIR VALUE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans
Valuation allowance of impaired loans	$ 998,000	$ 712,000	$ 1,458,000
Other real estate owned, net:
Outstanding balance of other real estate owned	4,603,587	3,378,958	4,168,356
Valuation allowance of other real estate owned	1,582,868	1,524,308	1,668,202	1,331,420
Additions to valuation allowance, net	(144,100)	(63,302)	(990,570)
Loan servicing rights
Mortgage servicing rights	1,208,727	1,343,887
Non-recurring
Impaired Loans
Impaired loans, at fair value	4,200,000	1,900,000
Valuation allowance of impaired loans	587,000	284,000
Number of impaired loans	3
Impaired loans, additional provision for loan losses	427,000	253,000
Decrease in allowance for specific impaired loans	(287,000)
Other real estate owned, net:
Other real estate owned	1,700,000	1,400,000
Outstanding balance of other real estate owned	3,300,000	2,900,000
Valuation allowance of other real estate owned	1,600,000	1,500,000
Additions to valuation allowance, net	144,000	63,000
Loan servicing rights
Mortgage servicing rights	516,000	201,000
Outstanding balance of loan servicing rights	595,000	260,000
Valuation allowance of loan servicing rights	79,000	51,000
Write-downs of loan servicing rights	20,000	155,000
Non-recurring | Carrying Value
Loan servicing rights
Mortgage servicing rights	516,000	201,000
Non-recurring | Significant Unobservable Inputs (Level 3)
Loan servicing rights
Mortgage servicing rights	516,000	201,000
1-4 family residential | Non-recurring | Carrying Value
Impaired Loans
Impaired loans, at fair value		1,420,000
1-4 family residential | Non-recurring | Significant Unobservable Inputs (Level 3)
Impaired Loans
Impaired loans, at fair value		1,420,000
Multi-family residential | Non-recurring | Carrying Value
Impaired Loans
Impaired loans, at fair value	169,000	199,000
Multi-family residential | Non-recurring | Significant Unobservable Inputs (Level 3)
Impaired Loans
Impaired loans, at fair value	169,000	199,000
Non-farm & non-residential | Non-recurring | Carrying Value
Impaired Loans
Impaired loans, at fair value	366,000	36,000
Non-farm & non-residential | Non-recurring | Significant Unobservable Inputs (Level 3)
Impaired Loans
Impaired loans, at fair value	366,000	36,000
Agricultural | Non-recurring | Carrying Value
Impaired Loans
Impaired loans, at fair value	3,729,000	275,000
Agricultural | Non-recurring | Significant Unobservable Inputs (Level 3)
Impaired Loans
Impaired loans, at fair value	3,729,000	275,000
Residential | Non-recurring | Carrying Value
Other real estate owned, net:
Other real estate owned	1,670,000	1,361,000
Residential | Non-recurring | Significant Unobservable Inputs (Level 3)
Other real estate owned, net:
Other real estate owned	$ 1,670,000	$ 1,361,000